Notes and Advances Payable Disclosure: Schedule of Short-term Loans and Advances Outstanding (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Tables/Schedules
Schedule of Short-term Loans and Advances Outstanding

As at November 30, 2020
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$327,650	6%	Convertible(1)	$21,039	$348,689
141,065	6%	Non-convertible(2)	5,942	147,007
7,045	6%	Related party(3)	552	7,597
35,606	6%	Related party(4)	2,789	38,395
15,426	6%	Related party(3)	369	15,795
40,440	0%	Related party advances(5)	-	40,440
48,250	0%	Advances(5)	-	48,250
$615,482			$30,691	$646,173

As at May 31, 2020
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$327,650	6%	Convertible(1)	$10,731	$338,381
28,630	6%	Non-convertible(2)	3,464	32,094
6,625	6%	Related party(3)	308	6,933
35,606	6%	Related party(4)	1,654	37,260
87,769	0%	Advances(5)	-	87,769
$486,280			$16,157	$502,437

As at May 31, 2020
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$327,650	6%	Convertible(1)	$10,731	$338,381
28,630	6%	Non-convertible(2)	3,464	32,094
6,625	6%	Related party(3)	308	6,933
35,606	6%	Related party(4)	1,654	37,260
87,769	0%	Advances(5)	-	87,769
$486,280			$16,157	$502,437

As at May 31, 2019
Principal Outstanding	Interest Rate per Annum		Accrued Interest(6)	Total Book Value
$29,065	6%	Non-convertible(2)	$1,613	$30,678
114,027	0%-12%	Related party(3)	12,533	126,560
275,000	6%	Related party(4)	6,468	281,468
73,048	0%	Advances(5)	-	73,048
$491,140			$20,614	$511,754